Pension - Fair Value Measurement (Details) - USD ($) $ in Millions	Apr. 24, 2026	Apr. 25, 2025
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	$ 34	$ 0
Level 1
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	5
Level 2
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Level 3
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Investments measured at net asset value
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	$ 29
Equity securities
Defined Benefit Plan Disclosure [Line items]
Target Allocation	45.00%
Debt securities
Defined Benefit Plan Disclosure [Line items]
Target Allocation	55.00%
Cash
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	$ 5
Cash | Level 1
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	5
Cash | Level 2
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Cash | Level 3
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Registered investment companies
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	29
Registered investment companies | Level 1
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Registered investment companies | Level 2
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Registered investment companies | Level 3
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	0
Registered investment companies | Investments measured at net asset value
Defined Benefit Plan Disclosure [Line items]
Fair value of plan assets	$ 29